Deferred revenues (Details 2) R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$)
Notes and other explanatory information [abstract]
Balance beginning	R$ (34,966)
Additions	(53,353)
Write-offs	28,792
Balance ending	R$ (59,527)